Debt and Capital Lease Obligations (Debt) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended						12 Months Ended	3 Months Ended				12 Months Ended			3 Months Ended												12 Months Ended					12 Months Ended				3 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2013 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member]	Dec. 31, 2013 Second Lien Credit Agreement [Member]	Mar. 31, 2014 2018 Senior Notes [Member]	Dec. 31, 2013 2018 Senior Notes [Member]	Dec. 20, 2013 2018 Senior Notes [Member]	Dec. 31, 2012 2018 Senior Notes [Member]	Dec. 31, 2013 2019 Senior Notes [Member]	Dec. 20, 2013 2019 Senior Notes [Member]	Dec. 31, 2012 2019 Senior Notes [Member]	Mar. 31, 2014 2021 Senior Notes [Member]	Dec. 31, 2013 2021 Senior Notes [Member]	Dec. 20, 2013 2021 Senior Notes [Member]	Dec. 31, 2012 2021 Senior Notes [Member]	Dec. 31, 2013 Construction Financing Revolver [Member] Solar Energy [Member]	Dec. 31, 2011 Construction Financing Revolver [Member] Solar Energy [Member]	Sep. 30, 2011 Construction Financing Revolver [Member] Solar Energy [Member]	Dec. 31, 2013 Other Debt Obligations [Member]	Dec. 31, 2013 Construction and Term Debt [Member] Solar Energy [Member]	Dec. 31, 2012 Construction and Term Debt [Member] Solar Energy [Member]	Dec. 31, 2013 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2012 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2013 Deutsche Bank Credit Line [Member]	Dec. 20, 2013 Deutsche Bank Credit Line [Member]	Dec. 31, 2012 Construction Financing Revolver [Member]	Dec. 20, 2013 Minimum [Member] Deutsche Bank Credit Line [Member]	Dec. 20, 2013 Maximum [Member] Deutsche Bank Credit Line [Member]	Dec. 31, 2013 Consolidated Leverage Ratio [Member] Minimum [Member] Deutsche Bank Credit Line [Member]	Dec. 31, 2013 Consolidated Leverage Ratio [Member] Maximum [Member] Deutsche Bank Credit Line [Member]	Dec. 31, 2013 Liquidity Ratio [Member] Minimum [Member] Deutsche Bank Credit Line [Member]	Dec. 31, 2013 Minimum Liquidity Ratio [Member] Deutsche Bank Credit Line [Member]	Mar. 31, 2014 Year Seven [Member] 2018 Senior Notes [Member]	Mar. 31, 2014 Year Seven [Member] 2021 Senior Notes [Member]	Mar. 31, 2014 Year Eight [Member] 2018 Senior Notes [Member]	Mar. 31, 2014 Year Eight [Member] 2021 Senior Notes [Member]	Mar. 31, 2014 Year Six [Member] 2018 Senior Notes [Member]	Mar. 31, 2014 Year Six [Member] 2021 Senior Notes [Member]	Mar. 31, 2014 Year Five [Member] 2018 Senior Notes [Member]	Mar. 31, 2014 Year Five [Member] 2021 Senior Notes [Member]	Mar. 31, 2014 Year Four [Member] 2018 Senior Notes [Member]	Mar. 31, 2014 Year Four [Member] 2021 Senior Notes [Member]	Mar. 31, 2014 Year Three [Member] 2018 Senior Notes [Member]	Mar. 31, 2014 Year Three [Member] 2021 Senior Notes [Member]	Mar. 31, 2014 Year Two [Member] 2018 Senior Notes [Member]	Mar. 31, 2014 Year Two [Member] 2021 Senior Notes [Member]	Mar. 31, 2014 Next Twelve Months [Member] 2018 Senior Notes [Member]	Mar. 31, 2014 Next Twelve Months [Member] 2021 Senior Notes [Member]
Debt Instrument [Line Items]
Minimum Lease Payments, Sale Leaseback Transactions		$ 1,384,800,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months																							360,800,000
Long Term Debt Maturities Repayments Of Principal Total																							2,430,500,000
Line of Credit Facility, Amount Outstanding																				59,700,000								228,100,000		7,400,000
Line of Credit Facility, Maximum Borrowing Capacity					265,000,000															150,000,000	300,000,000	50,000,000
Gains (Losses) on Extinguishment of Debt		(75,100,000)	0	0				23,900,000					49,100,000
Early Repayment of Senior Debt								11,700,000
Redemption Premium													39,800,000
Interest Costs, Capitalized During Period	19,900,000	22,300,000
Amortization of Debt Discount (Premium)									140,000,000							191,700,000																					0	33,600,000	0	17,900,000	0	30,800,000	25,600,000	28,200,000	32,000,000	25,800,000	29,600,000	23,600,000	27,400,000	21,600,000	25,400,000	10,200,000
Debt Instrument, Convertible, Conversion Price		$ 14.62
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants		82.1
Long-term Line of Credit																													320,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		18.35
Debt Instrument, Interest Rate, Stated Percentage											2.00%							2.75%													7.75%	15.00%
Line of Credit Facility, Collateral Fees																												7.6
Line of Credit Facility, Covenant Terms																																	3.5	1.0	400	35
Proceeds from Issuance of Long-term Debt		1,167,300,000
Senior Notes										460,000,000		0	0	550,000,000	550,000,000		408,200,000		0
Senior Notes, Current										0		0	0		0		0		0
Senior notes										460,000,000		0	0		550,000,000		408,200,000		0
Loans Payable		0	196,100,000
Loans Payable, Current		0	0
Loans Payable, Noncurrent		0	196,100,000
Notes Payable		10,400,000	16,000,000
Notes Payable, Current		2,800,000	3,400,000
Notes Payable, Noncurrent		7,600,000	12,600,000
Debt and Capital Lease Obligations		878,600,000	762,100,000
Long-term Debt and Capital Lease Obligations, Current		2,800,000	3,400,000
Long-term Debt and Capital Lease Obligations		875,800,000	758,700,000
Solar energy systems, weighted average interest rate of 6.15% and 6.13%, respectively						68,900,000	14,700,000
Long-term Debt						0	0																	1,028,000,000	271,300,000
Less current portion - Solar energy systems																								305,000,000	61,300,000
Long-term Debt, Excluding Current Maturities																								723,000,000	210,000,000
Capital Lease Obligations																										94,000,000	93,300,000
Capital Lease Obligations, Current						4,500,000	7,500,000
Capital Lease Obligations, Noncurrent						89,500,000	85,800,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement						1,384,800,000	1,107,200,000
Short term financing obligation						16,200,000	14,300,000
Finance obligations						1,368,600,000	1,092,900,000
Other System Financing transactions						121,900,000	119,700,000
Other system financing transactions, current						100,000	0
Other system financing transactions, noncurrent						121,800,000	119,700,000
Long Term Solar Energy Systems Financing And Capital Leases						2,697,600,000	1,606,200,000
Short Term Solar Energy System Financing And Current Portion Of Long Term Solar Energy System Financing And Capital Lease Obligations		394,700,000	97,800,000			394,700,000	97,800,000
Long-term solar energy system financing and capital lease obligations, less current portion, including consolidated variable interest entities of $86.8 and $107.2 in 2011 and 2010, respectively		2,302,900,000	1,508,400,000			2,302,900,000	1,508,400,000
Debt And Capital Lease Obligations Including Solar Energy Systems Financing		3,576,200,000	2,368,300,000
Debt And Capital Lease Obligations Including Solar Energy Systems Financing, Current		397,500,000	101,200,000
Long Term Debt And Capital Lease Obligations Including Solar Energy Systems Financing		3,178,700,000	2,267,100,000
Unamortized Debt Issuance Expense								8,900,000						9,300,000
Debt Instrument, Unamortized Discount								3,300,000
Long-term Debt, Maturities, Repayments of Principal in Year Two																							93,600,000
Long-term Debt, Maturities, Repayments of Principal in Year Three																							70,700,000
Long-term Debt, Maturities, Repayments of Principal in Year Four																							32,200,000
Long-term Debt, Maturities, Repayments of Principal in Year Five																							639,800,000
Long-term Debt, Maturities, Repayments of Principal after Year Five																							$ 1,233,400,000